Notes Payable (Tables)	12 Months Ended
Mar. 31, 2023
Notes Payable [Abstract]
Schedule of credit facilities with banks
		Origination	Maturity	March 31,	March 31,
Beneficiary(1)	Endorser	date	date	2023	2022
Jiuzhou Pharmacy	HUB	10/18/21	04/18/22	$-	$2,879,656
Jiuzhou Pharmacy	HUB	11/12/21	05/12/22	-	5,891,074
Jiuzhou Pharmacy	HUB	11/23/21	05/23/22	-	378,591
Jiuzhou Pharmacy	HUB	11/29/21	05/29/22	-	901,519
Jiuzhou Pharmacy	HUB	12/14/21	06/14/22	-	865,098
Jiuzhou Pharmacy	HUB	12/24/21	06/24/22	-	1,954,002
Jiuzhou Pharmacy	HUB	12/29/21	06/30/22	-	3,692,661
Jiuzhou Pharmacy	HUB	02/16/22	08/17/22	-	4,141,923
Jiuzhou Pharmacy	HUB	03/17/22	09/17/22	-	5,299,449
Jiuzhou Pharmacy	BOH	03/23/22	09/23/22	-	297,747
Jiuxin Medicine	HUB	10/18/21	04/18/22	-	550,534
Jiuxin Medicine	HUB	12/14/21	06/14/22	-	2,497,906
Jiuxin Medicine	HUB	12/29/21	06/30/22	-	3,050,179
Jiuxin Medicine	HUB	03/17/22	09/17/22	-	1,788,683
Jiuzhou Pharmacy	HUB	10/19/22	04/19/23	3,289,434	-
Jiuzhou Pharmacy	HUB	10/20/22	04/19/23	36,403	-
Jiuzhou Pharmacy	HUB	11/17/22	05/17/23	5,576,213
Jiuzhou Pharmacy	HUB	12/16/22	06/16/23	1,207,565	-
Jiuzhou Pharmacy	HUB	12/26/22	06/27/23	659,883	-
Jiuzhou Pharmacy	HUB	12/28/22	06/29/23	2,654,696	-
Jiuzhou Pharmacy	HUB	01/16/23	07/16/23	346,545	-
Jiuzhou Pharmacy	HUB	02/27/23	08/27/23	3,242,559	-
Jiuzhou Pharmacy	HUB	03/20/23	09/20/23	4,573,664	-
Jiuzhou Pharmacy	HUB	03/23/23	09/23/23	440,391	-
Jiuxin Medicine	HUB	11/17/22	05/17/23	1,303,221	-
Jiuxin Medicine	HUB	12/16/22	06/16/23	3,704,790	-
Jiuxin Medicine	HUB	12/21/22	06/21/23	200,741	-
Jiuxin Medicine	HUB	12/29/22	06/29/23	1,215,854	-
Jiuxin Medicine	HUB	03/20/23	09/20/23	803,817	-
Total				$29,255,776	$34,189,022
(1)	As of March 31, 2023, the Company had $29,255,776 (RMB 200,916,968) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $12,217,616 (RMB 83,905,700 ) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $4,732,366 three-year deposit (RMB32,500,000) deposited into HUB as a collateral for current and future notes payable from HUB. As of March 31, 2022, the Company had $34,189,022 (RMB 216,734,469) of notes payable from HUB and BOH. The Company is required to hold restricted cash in the amount of $16,786,296 (RMB 106,413,368) with HUB and BOH as collateral against these bank notes. Included in the restricted cash is a total of $9,070,402 three-year deposit (RMB57,500,000) deposited into HUB as a collateral for current and future notes payable from HUB.